Basis of presentation and significant accounting policies - Fair value measurement (Details) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Discounted cash flow | Contingent payable | Minimum
Fair value measurement
Cost of capital (in percentage)	12.00%
Cost of debt (in percentage)	2.50%
Discounted cash flow | Contingent payable | Maximum
Fair value measurement
Cost of capital (in percentage)	19.00%
Cost of debt (in percentage)	3.00%
Fair value measurements
Recurring fair value measurements
Contingent consideration	$ 8,096
Foreign currency derivatives	2,476
Total liabilities measured at fair value	10,572
Fair value measurements | Level 2
Recurring fair value measurements
Foreign currency derivatives	2,476
Total liabilities measured at fair value	2,476
Fair value measurements | Level 3
Recurring fair value measurements
Contingent consideration	8,096
Total liabilities measured at fair value	$ 8,096